Label	Element	Value
BNY Mellon Emerging Markets Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	April 1, 2021 BNY MELLON INTERNATIONAL SECURITIES FUNDS, INC. BNY Mellon Emerging Markets Securities Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Emerging Markets Securities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information replaces and supersedes the information contained in the second footnote below the table in “Fees and Expenses” in the fund's summary prospectus and “Fund Summary – Fees and Expenses” in the prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50%.  On or after September 30, 2021, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2021